Debt, Derivatives and Royalty certificates liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Debt, Derivatives and Royalty certificates liabilities
Schedule of debt

			Debt carried on the
December 31, 2025			balance sheet on
(in thousands of euros)	Short-term	Long-term	December 31, 2025
Bank borrowings	29,836	21,398	51,234
Accrued interest payable on loans	436	5,418	5,855
Lease liabilities	2,036	735	2,771
Debt	32,309	27,551	59,860
Derivatives	—	119,385	119,385
Royalty certificates liabilities	—	51,645	51,645
Total	32,309	198,581	230,890

Schedule of maturity analysis of financial liabilities

December 31, 2025	Less than 1	Between 1 and	Between 3 and	More than
(in thousands of euros)	year	3 years	5 years	5 years
Bank borrowings	29,836	19,840	1,558	—
Derivatives(1)	—	119,385	—	—
Accrued interest payable on loans	436	5,418	—	—
Lease liabilities	2,036	735	—	—
Royalty certificates liabilities	—	2,643	11,888	37,115
Total Debt	32,309	148,021	13,445	37,115

(1)Derivatives relate to EIB Warrants Tranche A and Tranche B, for which maturities are presented in Note 13.3 - Long-term Derivatives.

December 31, 2024	Less than 1	Between 1 and	Between 3 and	More than
(in thousands of euros)	year	3 years	5 years	5 years
Bank borrowings	3,275	39,252	2,002	668
Derivatives	73,400	24,315	—	—
Accrued interest payable on loans	73	4,404	—	—
Lease liabilities	2,520	2,135	—	—
Royalty certificates liabilities	—	—	—	29,207
Total Debt	79,268	70,105	2,002	29,875

December. 31, 2023	Less than 1	Between 1 and	Between 3 and	More than
(in thousands of euros)	year	3 years	5 years	5 years
Bank borrowings	2,928	4,872	17,848	1,558
Derivatives	—	—	10,265	—
Accrued interest payable on loans	82	—	3,636	—
Lease liabilities	2,298	4,267	—	—
Royalty certificates liabilities	—	—	—	6,327
Total Debt	5,308	9,140	31,749	7,885

Schedule of changes in borrowings

(in thousands of euros)
December 31, 2022	44,390
New lease contracts	3,706
Issue of royalty certificates(1)	5,100
Repayment of bank borrowings	(2,485)
Repayment of lease liabilities	(1,612)
Interests on royalty certificates	1,227
Capitalized interest(2)	3,405
Change in fair value of derivatives instruments(2)	389
Exchange rate change	(38)
December 31, 2023	54,082
Subscription of short-term derivatives instruments(3)	89,400
Subscription of long-term derivatives instruments and bank borrowings(1)(2)	24,916
Subscription of short-term bank borrowings	4
Subscription of lease liabilities	428
Issue of royalty certificates(1)	19,701
Repayment of bank borrowings	(2,606)
Repayment of lease liabilities	(2,386)
Interests on royalty certificates	3,179
Capitalized interest(2)	8,245
Change in fair value of derivatives instruments(2)	(13,759)
Exchange rate change	48
December 31, 2024	181,250
Subscription of lease liabilities	880
Repayment of bank borrowings	(3,267)
Repayment of lease liabilities	(2,713)
Interests on royalty certificates(4)	22,438
Capitalized interest	10,677
Change in fair value of derivatives instruments(2)(3)	179,774
Settlement of derivatives instruments(3)	(158,104)
Exchange rate change	(51)
Subscription of short-term bank borrowings	4
December 31, 2025	230,890

(1)Net proceeds

(2)EIB’s loan and warrants.

(3)T2 New Shares - T2 BSAs of the Structured Financing

(4)Including remeasurement of Royalty certificates

Movements are further detailed as follows:

	Debt						Debt
	carried						carried
	on the					Effect of	on the
	balance					movements	balance
	sheet at				Fair	in	sheet on
	Jan. 1,		Capitalized		Value	exchange	December 31,
(in thousands of euros)	2025	Additions	Interests(1)	Repayments	Variation(2)	rates	2025
PGE SG 2020	1,261	—	—	(839)	—	—	422
PGE BPI France 2020	1,444	—	—	(840)	—	—	604
PGE CA 2020	1,261	—	—	(1,031)	—	—	230
PPR CA 2022	1,780	—	—	—	—	—	1,780
PPR SG 2022	1,780	—	—	—	—	—	1,780
PGE BPI France 2022	1,669	—	—	(556)	—	—	1,113
EIB Tranche A 2022	22,886	—	5,014	—	—	—	27,900
EIB Tranche B 2024	13,107	—	4,286	—	—	—	17,393
Bank overdraft	9	4	—	—	—	—	13
Total Bank Borrowings	45,197	4	9,299	(3,267)	—	—	51,233
EIB Warrants Tranche A	11,987	—	—	—	49,017	—	61,004
EIB Warrants Tranche B	12,328	—	—	—	46,053	—	58,381
T2 New Shares and T2 BSAs call options	73,400	—	—	—	(73,400)	—	—
Derivatives	97,715	—	—	—	21,670	—	119,385
Accrued interest payable on loans	4,477	—	1,378	—	—	—	5,855
2023 Royal Certificates	8,050	—	5,005	—	—	—	13,055
2024 Royal Certificates	21,157	—	17,433	—	—	—	38,590
Royalty certificates liabilities	29,207	—	22,438	—	—	—	51,645
Lease liabilities	4,654	880	—	(2,713)	—	(51)	2,771
Total Debt	181,250	885	33,115	(5,979)	21,670	(51)	230,890
(1)	Include remeasurement of the Royalty certificates. See Note 13.4 – Short-term Derivatives.
(2)	Include settlement of the derivatives. See Note 13.4 – Short-term Derivatives for information on the fair value variation of the call options related to T2 New Shares and T2 BSAs.

	Debt						Debt
	carried						carried
	on the					Effect of	on the
	balance					movements	balance
	sheet at				Fair	in	sheet on
	Jan. 1,	Additions	Capitalized	Repayments	Value	exchange	December 31,
(in thousands of euros)	2024	(+)	Interests	(-)	Variation	rates	2024
PGE SG 2020	2,096	—	—	(835)	—	—	1,261
PGE BPI France 2020	2,269	—	—	(825)	—	—	1,444
PGE CA 2020	2,096	—	—	(835)	—	—	1,261
PPR CA 2022	1,780	—	—	—	—	—	1,780
PPR SG 2022	1,780	—	—	—	—	—	1,780
PGE BPI France 2022	1,780	—	—	(111)	—	—	1,669
EIB Tranche A 2022	15,400	—	7,486	—	—	—	22,886
EIB Tranche B 2024	—	13,107	—	—	—	—	13,107
Bank overdraft	5	4	—	—	—	—	9
Total Bank Borrowings	27,206	13,111	7,486	(2,606)	0	0	45,197
EIB Warrants Tranche A	10,265	—	—	—	1,722	—	11,987
EIB Warrants Tranche B	—	11,809	—	—	519	—	12,328
T2 New Shares and T2 BSAs call options	—	89,400	—	—	(16,000)	—	73,400
Derivatives	10,265	101,209	0	0	(13,759)	0	97,715
Accrued interest payable on loans	3,719	—	758	—	—	—	4,477
2023 Royal Certificates	6,327	—	1,723	—	—	—	8,050
2024 Royal Certificates	—	19,701	1,456	—	—	—	21,157
Royalty certificates liabilities	6,327	19,701	3,179	0	0	0	29,207
Lease liabilities	6,566	428	—	(2,386)	—	48	4,654
Total Debt	54,082	134,449	11,424	(4,992)	(13,759)	48	181,250

	Debt						Debt
	carried						carried
	on the						on the
	balance					Exchange	balance
	sheet at		Capitalized		Fair	rate	sheet on
Analysis of debt	Jan. 1,	Proceeds	Interests	Repayments	Value	gain/losses	December 31,
(in thousands of euros)	2023	(+)	(+)	(-)	Variation	(+/-)	2023
Lease liabilities	4,510	3,706	—	(1,612)	—	(38)	6,566
PGE SG 2020 (state-guaranteed)	2,926	—	—	(830)	—	—	2,096
PGE BPI France 2020 (state-guaranteed)	3,094	—	—	(825)	—	—	2,269
PGE CA 2020 (state-guaranteed)	2,926	—	—	(830)	—	—	2,096
PPR CA 2022	1,780	—	—	—	—	—	1,780
PPR SG 2022	1,780	—	—	—	—	—	1,780
PGE BPI France 2022 (state-guaranteed)	1,780	—	—	—	—	—	1,780
BEI EMPRUNT PART 1 2022	15,400	—	—	—	—	—	15,400
DETTE BSA BEI 2022	9,876	—	—	—	389	—	10,265
Royalty certificates	—	5,100	1,227	—	—	—	6,327
Other	319	—	3,405	—	—	—	3,724
Total Debt	44,390	8,806	4,632	(4,097)	389	(38)	54,082

Schedule of valuation approach for BSA arrangement

The assumptions and results are detailed in the following tables:

	BSA 2022	BSA 2024
Grant date	11/28/2022	01/04/2024
Expiration date	11/28/2034	01/04/2036
Number of BSA issued	2,266,023	3,144,654
Number of shares per BSA	1	1
Subscription premium price per share (€)	0.01	0.01
Exercise price per share (€)	4.02	3.95
Valuation method	Longstaff Schwartz	Longstaff Schwartz

	As of November 28,	As of December 31,	As of December 31,	As of December 31,
EIB Tranche A Warrants	2022 (Grand Date)	2023	2024	2025
Number of BSA outstanding	2,266,023	2,266,023	2,266,023	2,266,023
Number of shares per warrant	1.00	1.20	2.70	6.46
Stock price (€)	4.13	4.10	2.18	3.95
Maturity (years)	12	10.9	9.9	8.9
Volatility	68%	62%	58.3%	56.2%
Cap of the put option (k€)	25.0	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—	—
Fair Value (k€)	9,469	10,266	11,987	61,004
Unit Fair value (€)	4.18	4.53	5.29	26.92

	As of January 4,	As of December 31,	As of December 31,
EIB Tranche B Warrants	2024 (Grant Date)	2024	2025
Number of BSA outstanding	3,144,654	3,144,654	3,144,654
Number of shares per warrant	1.00	2.13	5.05
Stock price (€)	4.12	2.18	3.95
Maturity (years)	12	11.0	10.0
Volatility	62%	58.3%	56.2%
Cap of the put option (k€)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (k€)	11,809	12,328	58,381
Unit Fair value (€)	3.76	3.92	18.57

Schedule of assumptions and results

The assumptions and results are detailed in the following tables:

	As of May 7, 2025
			Aggregate
	T2 New Shares	T2 BSAs	amount
Number of instruments (in millions of units)	42.5	43.4	—
Number of shares per instruments	1.0	1.0	—
Stock price (€)	3.19	3.19	—
Risk free rate	Euribor 1M	Euribor 1M	—
Fair Value (in millions of euros)	135.5	138.1	273.7
Unit fair value	3.19	3.18	—
Subscription price per instrument (€)	1.35	1.34	—
Gross proceeds (in millions of euros)	57.4	58.2	115.6
Settlement of derivatives (in millions of euros)	78.2	79.9	158.1

	As of December 31, 2024
	T2 New Shares	T2 BSAs
Number of instruments (in millions of units)	42.5	43.4
Number of shares per instruments	1.00	1.00
Stock price (€)	2.18	2.18
Maturity (months)	3.0	3.0
Volatility	58.3%	58.3%
Risk free rate	Euribor 3M	Euribor 3M
Expected dividends	—	—
Fair Value (in millions of euros)	36.1	37.3
Unit fair value	0.85	0.86

	As of December 11, 2024
	(Issuance date)
	T2 New Shares	T2 BSAs
Number of instruments (in millions of units)	42.5	43.4
Number of shares per instruments	1.00	1.00
Stock price (€)	2.37	2.37
Maturity (months)	3.5	3.5
Volatility	59.3%	59.3%
Risk free rate	Euribor 3M	Euribor 3M
Expected dividends	—	—
Fair Value (in millions of euros)	44	45.4
Unit fair value	1.04	1.05